Income Taxes - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 969.8	$ 977.2
Income tax provision - 26.5%	257.0	259.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(40.7)	(36.5)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	13.8	(4.4)
Income (losses) not recognized for tax purposes	(4.5)	0.6
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	78.7	15.9
Non-resident withholding tax	42.3	14.3
Under (over) tax provisions	5.9	3.0
Tax benefit of losses recognized	(27.7)	(40.2)
Changes in tax rates	0.0	0.2
Other	10.8	0.5
Other adjustments:
Change in unrecognized deferred tax assets	(84.5)	(93.4)
Foreign exchange related to deferred income taxes	(21.8)	10.7
Taxes paid relating to sale of assets	8.6	0.0
Other	(0.4)	(0.3)
Total income tax expense (recovery)	$ 237.5	$ 129.4
Applicable tax rate	26.50%	26.50%